Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 16, 2010

VIA EDGAR TRANSMISSION

Ms. Linda Stirling
U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

RE:	ADVISORS SERIES TRUST (the “Trust”)
Securities Act Registration No: 333-17391
Investment Company Act Registration No: 811-07959
Coldstream Dividend Growth Fund (S000030114)

Dear Ms. Stirling:

Transmitted herewith on behalf of the Trust and its series, the Coldstream Dividend Growth Fund (the “Fund”), is the definitive proxy statement on Schedule 14A in preparation for a special shareholder meeting scheduled for Monday, December 27, 2010.  The definitive proxy statement contains a request for shareholders to consider and approve an investment advisory agreement by and between the Trust, on behalf of the Fund, and Coldstream Capital Management, Inc.  This correspondence is also being filed in response to your oral comments and suggestions of November 15, 2010 to the Trust’s preliminary proxy statement filing on Schedule 14A filed on Friday, November 5, 2010 on behalf of the Trust and the Fund.

In connection with this response to the comments made by the Staff of the U.S. Securities and Exchange Commission (the “Commission” or the “Staff”), the Trust, on behalf of the Fund, hereby states the following:

(1)
The Trust acknowledges that in connection with the comments made by the Staff on the preliminary proxy statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the registration statement;

(2)
The Trust acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)	The Trust represents that it will not assert the Staff’s review process as a defense in any action by the Commission or any securities-related litigation against the Trust.

For your convenience, the comments made by the Staff have been reproduced in bold typeface immediately followed by the Trust’s respective responses.

1.	Staff Comment: Per Item 22(a)(3) of Schedule 14A, please disclose the name and address of the Fund’s administrator.

Response:  The Trust responds by directing the Staff to the first paragraph of the first page of the proxy statement which discloses the name and address of the Fund’s Administrator.  The Trust has also disclosed the name and address of the Fund’s Administrator in the “Other Information” paragraph on the top of page 8.

2.	Staff Comment: Per Item 6(a) of Schedule 14A, please disclose the number of shares outstanding and entitled to vote at the shareholder meeting.

Response:  The Trust responds by stating that this information was not available at the time the preliminary proxy statement was filed and that this information is now included on page 6 of the definitive proxy statement filed herewith, in the paragraph entitled “Record Date/Shareholders Entitled to Vote”.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary, Advisors Series Trust